Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	FRANKLIN MANAGED TRUST
Central Index Key	dei_EntityCentralIndexKey	0000805650
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2019
Prospectus Date	rr_ProspectusDate	Mar. 25, 2019